Significant accounting policies - Effect of IFRS 9 on classification and measurement of SEK's financial assets and liabilities (Details) kr in Millions	Dec. 31, 2017 SEK (kr)
Classification and measurement of financial instruments
Carrying amount under IAS 39, assets	kr 258,657
Reclassification, assets	44,189
ECL, assets	21
Carrying amount under IFRS 9, assets	258,678
Carrying amount under IAS 39, liabilities	243,398
ECL, liabilities	3
Carrying amount under IFRS 9, liabilities	243,401
Borrowings from credit institutions | Financial liabilities at amortized cost / Other financial liabilities
Classification and measurement of financial instruments
Carrying amount under IAS 39, liabilities	2,317
Carrying amount under IFRS 9, liabilities	2,317
Borrowing from the public | Financial liabilities at amortized cost / Other financial liabilities
Classification and measurement of financial instruments
Carrying amount under IAS 39, liabilities	0
Carrying amount under IFRS 9, liabilities	0
Debt securities issued | Financial liabilities at amortized cost / Other financial liabilities
Classification and measurement of financial instruments
Carrying amount under IAS 39, liabilities	159,095
Carrying amount under IFRS 9, liabilities	159,095
Debt securities issued | Financial liabilities at fair value through profit or loss (FVO)
Classification and measurement of financial instruments
Carrying amount under IAS 39, liabilities	63,421
Debt securities issued | Financial liabilities at fair value through profit or loss
Classification and measurement of financial instruments
Carrying amount under IFRS 9, liabilities	63,421
Derivatives | Financial liabilities at fair value through profit or loss.
Classification and measurement of financial instruments
Carrying amount under IAS 39, liabilities	16,480
Derivatives | Financial liabilities at fair value through profit or loss
Classification and measurement of financial instruments
Carrying amount under IFRS 9, liabilities	16,480
Subordinated securities issued | Financial liabilities at amortized cost / Other financial liabilities
Classification and measurement of financial instruments
Carrying amount under IAS 39, liabilities	2,040
Carrying amount under IFRS 9, liabilities	2,040
Provisions
Classification and measurement of financial instruments
Carrying amount under IAS 39, liabilities	45
ECL, liabilities	3
Carrying amount under IFRS 9, liabilities	48
Cash and cash equivalents
Classification and measurement of financial instruments
ECL, assets	0
Cash and cash equivalents | Loans and receivable
Classification and measurement of financial instruments
Carrying amount under IAS 39, assets	1,231
Cash and cash equivalents | Financial assets at amortized cost
Classification and measurement of financial instruments
Carrying amount under IFRS 9, assets	1,231
Treasuries/government bonds
Classification and measurement of financial instruments
Reclassification, assets	4,382
Treasuries/government bonds | Available-for-sale assets
Classification and measurement of financial instruments
Carrying amount under IAS 39, assets	4,382
Treasuries/government bonds | Financial assets at fair value through profit or loss
Classification and measurement of financial instruments
Carrying amount under IFRS 9, assets	4,382
Other interest-bearing securities except loans | Available-for-sale assets
Classification and measurement of financial instruments
Carrying amount under IAS 39, assets	39,694
Reclassification, assets	39,694
Other interest-bearing securities except loans | Assets at fair value through profit or loss (FVO)
Classification and measurement of financial instruments
Carrying amount under IAS 39, assets	113
Reclassification, assets	113
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss
Classification and measurement of financial instruments
Carrying amount under IFRS 9, assets	39,694
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss.
Classification and measurement of financial instruments
Carrying amount under IFRS 9, assets	113
Loans in the form of interest-bearing securities
Classification and measurement of financial instruments
ECL, assets	(17)
Loans in the form of interest-bearing securities | Loans and receivable
Classification and measurement of financial instruments
Carrying amount under IAS 39, assets	41,125
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Classification and measurement of financial instruments
Carrying amount under IFRS 9, assets	41,108
Loans to credit institutions
Classification and measurement of financial instruments
ECL, assets	(2)
Loans to credit institutions | Loans and receivable
Classification and measurement of financial instruments
Carrying amount under IAS 39, assets	23,198
Loans to credit institutions | Financial assets at amortized cost
Classification and measurement of financial instruments
Carrying amount under IFRS 9, assets	23,196
Loans to the public
Classification and measurement of financial instruments
ECL, assets	40
Loans to the public | Loans and receivable
Classification and measurement of financial instruments
Carrying amount under IAS 39, assets	141,111
Loans to the public | Financial assets at amortized cost
Classification and measurement of financial instruments
Carrying amount under IFRS 9, assets	141,151
Derivatives | Assets at fair value through profit or loss
Classification and measurement of financial instruments
Carrying amount under IAS 39, assets	7,803
Derivatives | Financial assets at fair value through profit or loss
Classification and measurement of financial instruments
Carrying amount under IFRS 9, assets	kr 7,803